Capital Stock (Tables)	6 Months Ended
Jun. 30, 2019
Capital Stock
Schedule of common stock reserved for future issuance

Stock options outstanding under 2019 Equity Incentive Plan	985,206
Restricted stock units outstanding under 2019 Equity Incentive Plan	6,066
Shares authorized for future issuance under 2019 Equity Incentive Plan	1,408,728
Shares authorized for future issuance under 2019 Employee Stock Purchase Plan	240,000
Total	2,640,000